Long term debt - Deferred Financing (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Cost	$ 4,918	$ 2,227
Accumulated amortization	1,022	454
Net Book Value	$ 3,896	$ 1,773